Income Taxes - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended										36 Months Ended	12 Months Ended			24 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Domestic Country	Dec. 31, 2012 Domestic Country Maximum	Dec. 31, 2012 Domestic Country Minimum	Dec. 31, 2012 Foreign Country	Dec. 31, 2012 Foreign Country Maximum	Dec. 31, 2012 Foreign Country Minimum	Dec. 31, 2012 Qualified HNTE Since 2008	Dec. 31, 2010 Key Software Enterprise	Dec. 31, 2012 Qualified HNTE Since 2010	Dec. 31, 2012 Baidu HK	Dec. 31, 2012 Baidu, Inc.	Dec. 31, 2012 Baidu Japan JPY (¥)	Dec. 31, 2011 Baidu Times	Dec. 31, 2012 Baidu China	Dec. 31, 2011 Baidu China	Dec. 31, 2010 Baidu China
Income Taxes [Line Items]
Unified statutory income tax rate under current EIT law	25.00%	25.00%											25.00%
A preferential enterprise income tax rate									15.00%		15.00%					15.00%	24.00%
A preferential enterprise income tax rate granted										10.00%
Reduction rate on applicable enterprise income tax rates															50.00%			50.00%
Statutory withholding tax rate to which dividends paid by a FIE to any of its foreign non-resident enterprise investors are subject	10.00%	10.00%
Special withholding tax rate to which dividends paid by a FIE to its foreign non-resident enterprise investors of certain jurisdictions are subject												5.00%
Minimum paid-in capital required for a specified Japan national income tax rate														¥ 100.00
A specified Japan national income tax rate														30.00%
Operating loss carry forwards	$ 176.69	1,100.00
Beginning expiration year of net operating loss			2017			2015
Time period that tax authorities could conduct examinations of entity's tax filings				5 years			7 years
Tax years remain open to examination by respective taxing jurisdictions				2012	2008		2012	2007